Peter J. Shea
October 28, 2021	Peter.Shea@klgates.com
T +1 212 536 3988
F +1 212 536 3901

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Infusive US Trust
File Nos. 333-231734 and 811-23426
Post-Effective Amendment No. 4

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Fund, that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 4 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2021 (Accession # 0001104659-21-130304).

If you have any questions or comments concerning the foregoing, please call me at (212) 536-3988.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

cc:	Andrea Ruggeri
Conrad Levy